NOTES PAYABLE - RELATED PARTY (Details Narrative) - USD ($)						1 Months Ended
	Aug. 11, 2017	Jul. 05, 2017	Jul. 04, 2017	Jun. 07, 2017	May 15, 2017	Oct. 17, 2017	Apr. 24, 2017	Dec. 31, 2017	Dec. 31, 2016
Common stock outstanding								$ 75,000	$ 10,360
Steve Andrew Chen [Member]
Repayment of Notes payable						$ 15,032
Promissory Note Agreement [Member] | Steve Andrew Chen [Member]
Common stock outstanding			$ 10,000		$ 24,500
Maturity date			Jul. 04, 2018		May 15, 2018
Promissory Note Agreement [Member] | Hsu Wen Li [Member]
Common stock outstanding	$ 20,000	$ 20,000		$ 10,000			$ 10,000
Maturity date	Aug. 11, 2018	Jul. 05, 2018		Jun. 07, 2018			Apr. 24, 2018